Finance income and expenses	6 Months Ended
Jun. 30, 2021
Finance income and expenses
Finance income and expenses

Note 14 – Finance income and expenses

Finance income and expenses comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Finance income
Interest	$1.7	$1.0	$2.4	$1.9
	$1.7	$1.0	$2.4	$1.9
Finance expenses
Standby charges	$0.5	$0.5	$1.1	$1.0
Amortization of debt issue costs	0.3	0.3	0.5	0.5
Interest	0.2	—	0.2	0.3
Accretion of lease liabilities	0.1	—	0.1	0.1
	$1.1	$0.8	$1.9	$1.9